Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 1
Net operating losses carried forward	$ 2,466,484	$ 1,583,092
Valuation allowance	(2,466,484)	(1,583,092)
Net deferred income tax asset